Common Shares - Schedule of authorized, issued and outstanding common shares and special shares (Details) - shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Authorized And Issued Shares Capital [Line Items]
Ordinary shares, issued	226,780,843	225,432,493	189,493,593
Ordinary shares, outstanding		224,385,324
Class A special shares
Schedule Of Authorized And Issued Shares Capital [Line Items]
Special shares, authorized		5,000,000
Ordinary shares, issued		4,448,259
Ordinary shares, outstanding		4,448,259
Class B special shares
Schedule Of Authorized And Issued Shares Capital [Line Items]
Special shares, authorized		10,000,000
Ordinary shares, issued		8,896,399
Ordinary shares, outstanding		8,896,399
Class C special shares
Schedule Of Authorized And Issued Shares Capital [Line Items]
Special shares, authorized		10,000,000
Ordinary shares, issued		8,896,399
Ordinary shares, outstanding		8,896,399
Class D special shares
Schedule Of Authorized And Issued Shares Capital [Line Items]
Special shares, authorized		20,000,000
Ordinary shares, issued		17,792,922
Ordinary shares, outstanding		17,792,922
Class E special shares
Schedule Of Authorized And Issued Shares Capital [Line Items]
Special shares, authorized		20,000,000
Ordinary shares, issued		17,792,922
Ordinary shares, outstanding		17,792,922
Class F special shares
Schedule Of Authorized And Issued Shares Capital [Line Items]
Special shares, authorized		20,000,000
Ordinary shares, issued		17,792,922
Ordinary shares, outstanding		17,792,922
Class G special shares
Schedule Of Authorized And Issued Shares Capital [Line Items]
Special shares, authorized		25,000,000
Ordinary shares, issued		22,241,179
Ordinary shares, outstanding		22,241,179
Class H special shares
Schedule Of Authorized And Issued Shares Capital [Line Items]
Special shares, authorized		25,000,000
Ordinary shares, issued		22,241,179
Ordinary shares, outstanding		22,241,179
Class I special shares
Schedule Of Authorized And Issued Shares Capital [Line Items]
Special shares, authorized		500,000
Ordinary shares, issued		500,000
Ordinary shares, outstanding		500,000
Class J special shares
Schedule Of Authorized And Issued Shares Capital [Line Items]
Special shares, authorized		741,000
Ordinary shares, issued		741,000
Ordinary shares, outstanding		741,000